Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and due from financial institutions	$ 35,561	$ 29,858
Securities available for sale	196,249	197,905
Loans held for sale	2,698	2,410
Loans, net of allowance of $14,361 and $14,268	987,166	900,589
Other securities	13,452	12,586
Premises and equipment, net	16,944	14,400
Accrued interest receivable	3,902	3,852
Goodwill	27,095	21,720
Other intangible assets	2,409	2,025
Bank owned life insurance	20,104	19,637
Other assets	9,461	8,209
Total assets	1,315,041	1,213,191
Deposits
Noninterest-bearing	300,615	250,701
Interest-bearing	751,418	718,217
Total deposits	1,052,033	968,918
Federal Home Loan Bank advances	71,200	65,200
Securities sold under agreements to repurchase	25,040	21,613
Subordinated debentures	29,427	29,427
Accrued expenses and other liabilities	12,168	12,124
Total liabilities	1,189,868	1,097,282
SHAREHOLDERS' EQUITY
Common stock, no par value, 20,000,000 shares authorized, 8,591,542 shares issued at December 31, 2015 and 8,455,881 shares issued at December 31, 2014	115,330	114,365
Accumulated earnings (deficit)	5,300	(4,306)
Treasury stock, 747,964 shares at cost	(17,235)	(17,235)
Accumulated other comprehensive loss	(495)	(47)
Total shareholders' equity	125,173	115,909
Total liabilities and shareholders' equity	1,315,041	1,213,191
Series B Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred stock, no par value, 200,000 shares authorized Series B Preferred stock, $1,000 liquidation preference, 24,072 shares issued at December 31, 2015 and 25,000 shares issued at December 31, 2014, net of issuance costs	$ 22,273	$ 23,132